Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated VIEs and Subsidiaries

Summary information regarding consolidated VIEs and their subsidiaries is as follows.

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Total current assets	$17,904,033	$19,622,217
Total non-current assets	332,488	1,788,606
Total Assets	$18,236,521	$21,410,823
Total Liabilities	$3,904,015	$6,954,572

	Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Revenues	$795,544	$737,904
Net loss	$(560,526)	$(469,268)

	Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Net cash (used in) provided by operating activities	$(552,224)	$1,844,037
Net cash provided by (used in) investing activities	$451,737	$(275,763)

Schedule of Estimated Useful Lives

Estimated useful lives are as follows, taking into account the assets’ estimated residual value:

Classification	Estimated useful lives
Furniture and office equipment	2-3 years
Computer equipment	2-3 years
Transportation equipment	5 years
Buildings	20 years
Building improvements	5 years
Software	3 years

Schedule of Revenue
	Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Hardware and equipment sales	$1,132,887	$616,929
Tax services	93,159	124,612
Total Revenues	$1,226,046	$741,541

Schedule of Exchange Rates

The exchange rates as of June 30, 2026 (unaudited) and December 31, 2025 and for the six months ended June 30, 2026 and 2025 (unaudited) are as follows:

	June 30,	December 31,	Six months Ended June 30,
	2026	2025	2026	2025
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:1USD	6.7851	6.9931	6.8624	7.1875